Securities and Exchange Commission

Washington, DC  20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

Post-Effective Amendment No. 19                                      X

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

Post-Effective Amendment No. 19                                      X

Exact name of Registrant as Specified in Charter:

Manor Investment Funds, Inc.

Address of Principal Executive Offices:

15 Chester Commons

Malvern, PA  19355

610-722-0900

Name and Address of Agent for Service:

Daniel A. Morris

15 Chester Commons

Malvern, PA  19355

Approximate Date of Proposed Public Offering:

   As soon as practical after the Registration Statement becomes effective.

It is proposed that this filing will become effective:

immediately upon filing pursuant to paragraph (b)

    X     60 days after filing pursuant to paragraph (a)

          on (date) pursuant to paragraph (a) of rule 485

Manor Investment Funds, Inc.

8000 Town Centre Drive, Suite 400

Broadview Heights, OH  44147

     800-663-4851

Manor Investment Funds, Inc.

Prospectus

February 28, 2010

Manor Fund Shares (MNRMX)

Growth Fund Shares (MNRGX)

Bond Fund Shares (MNRBX)

This Prospectus contains financial data for the Funds through the fiscal year ended December 31, 2009.

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus.  Any representation to the contrary is a criminal offense.

Contents

Funds Summary	1
More on the Fund	7
Manor Investment Funds	7
Investment Advisor	8
Dividends, Capital Gains, and Taxes	8
Pricing of Shares	9
Financial Highlights	10
Investing with Manor Investment Funds	13
Purchasing Shares	13
Redeeming Shares	13
Exchanging Shares	13
Frequent Purchases and Redemptions	13
Other Information you should know	14
Fund and Account Updates	15
Contacting Manor Investment Funds	15
Glossary of Investment Terms	16

FUNDS SUMMARY

Investment Objectives

The Manor Fund seeks long-term capital appreciation and a moderate level of income.

The Growth Fund seeks long-term capital appreciation.

The Bond Fund seeks to provide current income.

Fees and Expenses

The following tables describe the fees and expenses you may pay if you buy and hold shares of the Funds.

Shareholder Fees

(Fees paid directly from your investment)

	Manor Fund	Growth Fund	Bond Fund
Sales Charge (Load) Imposed on Purchases	None	None	None
Purchase Fee	None	None	None
Sales Charge (Load) Imposed on Reinvested Dividends	None	None	None
Redemption Fee	None	None	None
Account Service Fee	None	None	None

Annual Fund Operating Expenses

(Expenses that you pay each year as a percentage of the value of your investments)

	Manor Fund	Growth Fund	Bond Fund
Management Expenses	xx.xx%	xx.xx%	xx.xx%
12b-1 Distribution Fee	xx.xx%	xx.xx%	xx.xx%
Other Expenses	xx.xx%	xx.xx%	xx.xx%
Total Annual Fund Operating Expenses	xx.xx%	xx.xx%	xx.xx%

Examples

The following example is intended to help you compare the cost of investing in shares of the Funds with the cost of investing in other mutual funds.  They illustrate the hypothetical expense that you would incur over various periods if you invest $10,000 in shares of the Funds.  These examples assume that the Shares would provide a return of 5% a year and that operating expenses remain the same.  The results apply whether or not you redeem your investment at the end of the given period.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Manor Fund	$xx	$xx	$xx	$xx
Growth Fund	$xx	$xx	$xx	$xx
Bond Fund	$xx	$xx	$xx	$xx

The Funds pay transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolios).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the previous expense example, affect the performance of the Funds.  During the most recent fiscal year, the portfolio turnover rates for the Manor Fund, Growth Fund and Bond Fund were xx%, xx%, and xx%, respectively.

Principal Investment Strategies

The Manor Fund invests primarily in the common stock of large corporations with an average market capitalization generally over $50 billion, when the advisor believes the shares are priced attractively relative to the earnings and financial strength of the company.  The Fund generally holds individual investments for three to five years.

The Growth Fund invests primarily in the common stock of large corporations with an average market capitalization generally over $7.5 billion, when the advisor believes the share are priced attractively relative to the growth potential of company earnings.  The Growth Fund generally holds individual investments for three to five years.

The Bond Fund invests primarily in income producing securities issued by the U.S. Government or Agencies of the U.S. Government, such as U.S. Treasury bills, notes and bonds, or securities issued by GNMA, FNMA and FHLB.  The Bond Fund generally maintains an average maturity of three to seven years, depending upon the interest rate and economic environment.

Principal Risks

An investor could lose money investing in the Funds.  The Funds are intended for long-term investors who can accept fluctuations in value and other risks associated with seeking the investment objectives of each Fund.

Risks in the Manor Fund include:

the possibility of a general decline in the stock market,

the possibility that a shift in economic conditions will adversely impact large corporations,

or that the Fund manager will be unsuccessful in identifying attractive investments.

Risks in the Growth Fund include:

the possibility of a general decline in the stock market,

the possibility that a shift in economic conditions will adversely impact companies with strong growth rates,

or that the Fund manager will be unsuccessful in identifying attractive investments.

Risks in the Bond Fund include:

the possibility that a rise in interest rates or inflation expectations will result in a decline in the value of portfolio investments,

or that the portfolio manager will be unsuccessful in structuring the portfolio to take advantage of shifts in the interest rate markets.

In addition to the risks outlined above, each Fund carries the risk that Daniel A. Morris, the portfolio manager will be unable to perform his duties due to death or disability.

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Performance Information

The bar charts and tables on the following pages provide an indication of the risk of investing in each of the Funds.  The Bar chart provides some indication of the risks of investing in the Funds by showing the changes in performance from the year to year and by showing the performance before taxes for each Fund since inception.  The table shows average annual returns for each Fund compared to a broad-based securities index.  The calculation assumes reinvestment of all dividends and distributions and reflects the effect of all recurring fees.  After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on the investor’s tax situation and may differ from investors who hold their fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.  Past performance of each Fund, before and after taxes, does not indicate how the Fund will perform in the future.

Note: Performance information to be updated to fiscal year 2009

Performance Information for the Manor Fund

During the period shown in the bar chart above, the lowest return for a calendar quarter for the Manor Fund was –20.74% during the 4th Quarter 2008.  The highest return was 16.7% during the 4th Quarter 1998.

Average Annual Total Returns For the Periods ended December 31, 2009
	1 Year	5 Year	10 Year	Since Inception 9/26/95

Return before taxes	xx.xx %	xx.xx %	xx.xx %	xx.xx %
Return after taxes on distributions	xx.xx %	xx.xx %	xx.xx %	xx.xx %
Return after taxes on distributions & sale of Fund shares	xx.xx %	xx.xx %	xx.xx %	xx.xx %

S&P 500 Index Reflects no deduction for fees, expenses or taxes	xx.xx %	xx.xx %	xx.xx %	xx.xx %

The primary index for comparison is the S&P 500, a broad market index of large capitalization stocks

Performance Information for the Growth Fund

During the period shown in the bar chart above, the lowest return for a calendar quarter for the Growth Fund was –23.67% for the 4th Quarter of 2008, the  highest  return was 21.2% during the 4th Quarter of 1999.

Average Annual Total Returns For the Periods ended December 31, 2009
	1 Year	5 Year	Since Inception 6/30/99

Return before taxes	xx.xx %	xx.xx %	xx.xx %
Return after taxes on distributions	xx.xx %	xx.xx %	xx.xx %
Return after taxes on distributions & sale of Fund shares	xx.xx %	xx.xx %	xx.xx %

S&P 500 Index Reflects no deduction for fees, expenses or taxes	xx.xx %	xx.xx %	xx.xx %

The primary index for comparison is the S&P 500 Index, a broad market index of large capitalization stocks.

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Performance Information for the Bond Fund

During the period shown in the bar chart above, the lowest return for a calendar quarter was –0.63% for the 4th Quarter of 2001, the highest return was 4.14% during the 3rd Quarter of 2001.

Average Annual Total Returns For the Periods ended December 31, 2009
	1 Year	5 Year	Since Inception 6/30/99

Return before taxes	xx.xx %	xx.xx %	xx.xx %
Return after taxes on distributions	xx.xx %	xx.xx %	xx.xx %
Return after taxes on distributions & sale of Fund shares	xx.xx %	xx.xx %	xx.xx %

Barclays Intermediate-term US Treasury Index Reflects no deduction for fees, expenses or taxes	xx.xx %	xx.xx %	xx.xx %

The primary index for comparison is the Barclays Intermediate-term US Treasury Index, an index of US Treasury Notes with a maximum maturity of 10 years.

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Investment Advisor

Morris Capital Advisors, LLC, 15 Chester Commons, Malvern, PA, acts as sole Investment Adviser to the Fund.

Daniel A. Morris is the portfolio manager and Chief Investment Officer of the Advisor.  He is responsible for security analysis and portfolio management decisions on a day-to-day basis.  Mr. Morris has been a shareholder, executive officer and portfolio manager for investment advisors to mutual funds and other investors since 1981.  He is the Chief Executive Officer of the Investment Adviser and is also President of the Fund.

Purchase and Sale of Fund Shares

Fund shares can be purchased by check payable to Manor Investment Funds, Inc. c/o Mutual Shareholder Services, LLC, 8000 Town Centre Drive, Suite 400, Broadview Heights, OH  44147.  Fund shares can be redeemed and reinvested in other fund series by calling Mutual Shareholder Services at 800-663-4851.

Distributions from the Funds

Distributions from the Funds may be taxable as ordinary income or capital gains.  Distributions are taxable to you for federal income tax purposes, whether or not you reinvest these amounts in additional shares of the Funds.  A sale or exchange of Fund shares is a taxable event, which means that you may have a capital gain to report as income, or a capital loss to report as a deduction, when you complete your federal income tax return.  Dividend and capital gains distributions that you receive, as well as your gains or losses from any sale or exchange of Fund shares, may also be subject to state and local income taxes.

Frequent Trading or Market Timing

Frequent purchase and redemption transactions of the Fund, sometimes referred to as “market timing,” create risk for the shareholder initiating the transactions, and for other shareholders.  Active trading of this sort undermines the long-term investment philosophy of the Fund.  Other shareholders can experience lower investment returns if active trading creates higher portfolio turnover, thus generating short-term gains and losses that must be distributed as Fund dividends.

The Board of Directors has adopted a policy to deter excessive trading by Fund shareholders.  The Board also reserves the right to reject any investment in the Fund if it is deemed that the size of the purchase or expected duration may adversely impact existing shareholders.  The board will also proactively seek to close the accounts of shareholders when they are deemed to be disruptive to the long-term investment goals of the Funds.

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MORE ON THE FUNDS

The Funds offer only one class of shares for each fund.

The following sections explain the principal investment strategies and policies that each Fund uses in pursuit of its objective.  The board of trustees of the Funds, which oversee the managers of the Funds, may change investment strategies or policies in the interest of shareholders without a shareholder vote, unless those strategies or policies are designated as fundamental.

Principal Investment Strategies

The Manor Fund invests primarily in the common stock of large corporations with an average market capitalization generally greater than $50 billion or more.  The Fund may also invest in the preferred stock or the corporate fixed income securities of these companies that are convertible into common stock. The primary consideration in the selection of stock investments for the Manor Fund is the current price of the shares relative to the earnings and potential growth of earnings for each company.  Under normal market conditions, the Fund should be fully invested.  The Fund generally holds individual investments for three to five years, but occasionally, securities may be sold within 12 months of purchase if circumstances of a particular company, industry, or the general market should change.

The Growth Fund invests primarily in the common stock of large corporations with an average market capitalization generally greater than $7.5 billion. The Fund generally invests in companies that have strong growth in earnings or revenues, the potential to maintain above average growth, and a reasonable valuation relative to the growth potential.  Under normal market conditions, the Fund should be fully invested.  The Fund generally holds individual investments for three to five years.  In seeking to achieve its investment objective, the Fund ordinarily invests on a long-term basis, but occasionally, securities may be sold within 12 months of purchase if circumstances of a particular company, industry, or the general market should change.

The Bond Fund invests primarily in income producing securities issued by the U.S. Government or Agencies of the U.S. Government, such as U.S. Treasury bills, notes and bonds, or securities issued by GNMA, FNMA and FHLB.  The Bond Fund generally maintains an average maturity of three to seven years, depending upon the interest rate and economic environment.  The Bond Fund generally maintains an overall credit rating of A or better for portfolio securities, as measured by Moodys or S&P.  The Fund may also invest in short term securities issued at a discount to face value such as    U.S. Treasury bills.  The Fund will generally hold investments to maturity; however, positions may be liquidated to shift the interest rate sensitivity of the portfolio in response to changing market and economic conditions.  The portfolio manager will actively manage the average maturity of the portfolio by reducing the maturity of portfolio securities in anticipation of rising interest rate environments and extending the maturity of portfolio securities in anticipation of falling interest rate environments.

In addition to the risks associated with the investment strategy for any particular Fund, an investor is subject to risk from general market fluctuations, interest rate shifts, credit risk, and the effect of inflation.

Market Risk

In the event of a general market decline, the value of the Funds could decline even if the manager has moved to a defensive position.  The values of investments may change, and possibly decrease, perhaps severely, in response to fluctuations in the stock market generally.

Interest Rate Risk

If interest rates increase the value of portfolio investments could decline as the market adjusts to the reduced demand for stock and long term bond investments.  The potential for fluctuations in bond prices is primarily due to changes in interest rates.  Bonds with longer maturities have greater interest rate risk than bonds of shorter maturities.

Credit Risk

Credit risk could impact the value of specific stock or bond investments, or an entire industry sector, if investors become concerned abut the ability of creditors to continue debt service on an ongoing basis.  Credit risk is the chance that the issuer of a bond will default on its promise to pay interest and or principal at maturity.  Credit ratings are an attempt to assess this risk.  Generally, the lower a bond’s credit rating the higher the interest the bond must pay to attract investors and compensate them for taking additional risk.

Inflation Risk

Inflation is the impact of rising prices over time.  It has the effect of reducing the future value of financial assets due to decreased purchasing power.  For an investor to be better off, such investor’s portfolio must increase in value faster than the rate of inflation.  The impact of inflation, and investors’ expectation of future inflation, can impact the current value of portfolio investments.  If investors expect inflation to rise in the future they will demand a higher return to compensate for the increase.  This will force the price of fixed income securities lower, raising yields.  The increase in yields will increase the financing costs for companies, thereby reducing earnings.  The reduction in earnings could then lead to lower stock prices.

Investment Adviser

Morris Capital Advisors, LLC, 15 Chester Commons, Malvern, PA, a limited liability company registered in Pennsylvania, acts as sole Investment Adviser to the Fund.  Mr. Daniel A. Morris is the majority owner of the outstanding interest in Morris Capital Advisors, LLC.  He is the Chief Executive Officer of the Investment Adviser and is also President of the Fund.

Daniel A. Morris is responsible for security analysis and portfolio management decisions on a day-to-day basis.  Mr. Morris has been a shareholder, executive officer and portfolio manager for investment advisors to mutual funds and other investors since 1981.

Dividends and Capital Gain Distributions

The Fund will automatically retain and reinvest dividends and capital gain distributions and purchase additional shares for the shareholder at net asset value as of the close of business on the distribution date. A shareholder may at any time by letter or forms supplied by the Fund direct the payment of dividend and/or capital gains distributions, if any, to such shareholder in cash.

Taxes

The Fund will endeavor to qualify annually for and elect tax treatment applicable to a regulated investment company under Subchapter M of the Internal Revenue Code (the “Code”).

Distribution of any net long-term capital gains realized by the Fund will be taxable to the shareholder as long-term capital gains, regardless of the length of time Fund shares have been held by the investor.  All income realized by the Fund including short-term capital gains, will be taxable to the shareholder as ordinary income.  Dividends from net income will be made annually or more frequently at the discretion of the Board of Directors.  Dividends received shortly after purchase of shares by an investor will have the effect of reducing the per share net asset value of his shares by the amount of such dividends or distributions and, although in effect a return of capital, are subject to federal income taxes.  An exchange of the Fund’s shares for shares of another Fund will be treated as a sale and any gain or loss on the transaction may impact your federal income tax.

The Fund is required by Federal law to withhold 31% of reportable payments (which may include dividends, capital gains, distributions and redemptions) paid to shareholders who have not complied with IRS regulations.  In order to avoid this withholding requirement, you must certify on the application form supplied by the Fund that your Social Security or Taxpayer Identification Number provided is correct and that you are not currently subject to back-up withholding, or that you are exempt from back-up withholding.

 Pricing of Shares

The net asset value of the shares for each Fund is determined as of the close of trading (presently 4:00 p.m.) on the New York Stock Exchange on each business day the Exchange is open.  The Exchange is closed on most national holidays.  The net asset value is not calculated if the New York Stock Exchange is closed for trading.  The price is determined by dividing the value of its securities, plus any cash and other assets less all liabilities, by the number of shares outstanding.  The market value of securities listed on a national exchange is determined to be the last recent sales price on such exchange.  Listed securities that have not recently traded and over-the-counter securities are valued at the last bid price in such market.  Short-term paper (debt obligations that mature in less than 60 days) are valued at amortized cost which approximates market value.  Other assets are valued at fair value as determined in good faith by the Board of Directors.

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FINANCIAL HIGHLIGHTS

The financial highlights tables on the following pages are intended to help you understand each Fund’s financial performance for the past 5 years.  Certain information reflects financial results for a single Fund share.  The total returns in the table represent the rate that an investor would have earned, or lost, on an investment in the Fund (assuming reinvestment of all dividends and distributions).

This information has been audited by Sanville & Company, the Funds independent registered public accounting firm.  The auditor’s report along with the Fund’s financial statements, are included in the Statement of Additional Information and the Annual Report, which is available upon request.

MANOR INVESTMENT FUNDS, INC.

MANOR FUND

Financial Highlights

For a share of capital stock outstanding throughout the period

	For the years ended December 31,

	2009	2008	2007	2006	2005
PER SHARE DATA
Net asset value, beginning of period		$ 17.58	$ 17.54	$ 17.32	$ 15.69

Income from investment operations:
Net investment income (loss) *		0.04	0.05	0.15	0.02
Net realized and unrealized gain (loss) on investments		(5.57)	0.72	1.46	1.65
Total from investment operations		(5.53)	0.77	1.61	1.67

Distributions to Shareholders
Net Investment Income		(0.04)	(0.08)	(0.04)	(0.04)
Realized Capital Gain		-	(0.65)	(1.35)	-
Total distributions		(0.04)	(0.73)	(1.39)	(0.04)

Net asset value, end of period		$ 12.01	$ 17.58	$ 17.54	$ 17.32

Total Return **		(31.42)%	4.24%	9.31%	10.64%

Ratios and Supplemental Data:
Net assets, end of period (000)		$ 2,970	$ 4,376	$ 3,954	$ 3,311
Before Waivers
Ratio of expenses to average net assets		1.95%	1.58%	1.50%	1.49%
After Waivers
Ratio of expenses to average net assets		1.50%	1.50%	1.50%	1.49%
Ratio of net investment income(loss) to average net assets		0.26%	0.25%	0.23%	0.23%

Portfolio Turnover Rate		15.68%	12.09%	24.95%	22.24%

* Per share net investment income (loss) has been determined on the basis of average number of shares outstanding during the period.

** Total return assumes reinvestment of dividends

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MANOR INVESTMENT FUNDS, INC.

GROWTH FUND

Financial Highlights

For a share of capital stock outstanding throughout the period

	For the years ended December 31,

	2008	2007	2006	2005
PER SHARE DATA
Net asset value, beginning of period	$ 12.16	$ 11.78	$ 11.27	$ 10.32

Income from investment operations:
Net investment loss *	(0.07)	(0.09)	(0.07)	(0.06)
Net realized and unrealized gain (loss) on investments	(4.93)	0.84	0.58	1.01
Total from investment operations	(5.00)	0.75	0.51	0.95

Distributions to Shareholders
Net Investment Income	-	-	-	-
Realized Capital Gain	-	(0.37)	-	-
Total distributions	-	(0.37)	-	-

Net asset value, end of period	$ 7.16	$ 12.16	$ 11.78	$ 11.27

Total Return **	(41.12)%	6.28%	4.53%	9.21%

Ratios and Supplemental Data:
Net assets, end of period (000)	$ 2,759	$ 5,587	$ 4,474	$ 3,725
Before Waivers
Ratio of expenses to average net assets	1.82%	1.59%	1.53%	1.50%
After Waivers
Ratio of expenses to average net assets	1.50%	1.50%	1.49%	1.50%
Ratio of net investment income(loss) to average net assets	-0.68%	-0.73%	-0.67%	-0.62%

Portfolio Turnover Rate	28.66%	25.76%	24.78%	16.14%

* Per share net investment loss has been determined on the basis of average number of shares outstanding during the period.

** Total return assumes reinvestment of dividends

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MANOR INVESTMENT FUNDS, INC.

BOND FUND

Financial Highlights

For a share of capital stock outstanding throughout the period

	For the years ended December 31,

	2009	2008	2007	2006	2005
PER SHARE DATA
Net asset value, beginning of period		$ 10.54	$ 10.17	$ 10.23	$ 10.37

Income from investment operations:
Net investment income *		0.23	0.27	0.30	0.20
Net realized and unrealized gain (loss) on investments		0.32	0.38	(0.06)	(0.13)
Total from investment operations		0.55	0.65	0.24	0.07

Distributions to Shareholders
Net Investment Income		(0.20)	(0.28)	(0.30)	(0.21)
Realized Capital Gain		-	-	-	-
Total distributions		(0.20)	(0.28)	(0.30)	(0.21)

Net asset value, end of period		$ 10.89	$ 10.54	$ 10.17	$ 10.23

Total Return **		5.20%	6.50%	2.32%	0.66%

Ratios and Supplemental Data:
Net assets, end of period (000)		$ 2,295	$ 1,884	$ 1,903	$ 1,755
Before Waivers
Ratio of expenses to average net assets		2.02%	1.03%	0.99%	1.00%
After Waivers
Ratio of expenses to average net assets		1.00%	1.00%	0.99%	1.00%
Ratio of net investment income(loss) to average net assets		2.08%	2.71%	2.70%	2.04%

Portfolio Turnover Rate		13.55%	0.00%	0.00%	37.01%

* Per share net investment income has been determined on the basis of average number of shares outstanding during the period.

** Total return assumes reinvestment of dividends

INVESTING WITH MANOR INVESTMENT FUNDS

Purchasing Shares

The offering price of shares is the net asset value per share next determined after receipt of the purchase order by the Fund and is computed in the manner described under the caption “PRICING OF SHARES” in this Prospectus.  The Fund reserves the right at its sole discretion to terminate the offering of its shares made by this Prospectus at any time and to reject purchase applications when, in the judgment of the management such termination or rejection is in the best interests of the Fund.  The Fund will maintain an account for each shareholder.

Initial purchase of shares of the Fund must be made by application to the Fund.  To purchase shares mail a check payable to Manor Investment Funds, Inc., complete the application form included in this Prospectus, and mail to Manor Investment Funds, 8000 Town Centre Drive, Suite 400, Broadview Heights, OH  44147.  For additional information contact the Fund at 800-663-4851.  Shareholders may also authorize the Fund to automatically debit their bank account to purchase shares by completing the necessary information on their account application.  Shareholders may also purchase shares of any Fund by directing a transfer from another Fund by telephone.  Shares can also be purchased by automatic payroll deduction, or by automatic deduction from an account that you specify.

Redeeming Shares

The Fund will redeem all or any portion of the total amount of the shares of any shareholder upon request in writing or by phone.  Proper endorsements guaranteed either by a national bank or a member firm of the New York Stock Exchange may be required for requests in writing.  Redemptions and transfers between Funds can also be initiated by telephone instructions or in writing.

Shares are redeemed at the net asset value per share next determined after notice is received by the Fund.  The proceeds received by the shareholder may be more or less than the cost of such shares, depending upon the net asset value per share at the time of redemption; the difference should be treated by the shareholder as a capital gain or loss, as the case may be, for federal income tax purposes.

Payment by the Fund will ordinarily be made by check or by automated clearing house transfer within seven days after tender.  The Fund may suspend the right of redemption or postpone the date of payment if: The New York Stock Exchange is closed for other than customary weekend or holiday closings, or when trading on the New York Stock Exchange is restricted as determined by the Securities and Exchange Commission, or when the Securities and Exchange Commission has determined that an emergency exists, making disposal of Fund securities or valuation of net assets not reasonably practicable.  To redeem shares send your written request to Manor Investment Funds, 8000 Town Centre Drive, Suite 400, Broadview Heights, OH  44147, or call the Fund at 800-663-4851 to request a redemption by phone.

Exchanging Shares

Shareholders can also exchange shares among any of the three fund series of the Manor funds group by simultaneously selling the shares of one fund and using the proceeds to purchase shares of another fund.  Exchange transactions can be initiated by written request to Manor Investment Funds, 8000 Town Centre Drive, Suite 400, Broadview Heights, OH  44147, or by calling the Fund at 800-663-4851.

Frequent Purchases and Redemptions

Frequent purchase and redemption transactions of the Fund, sometimes referred to as “market timing,” create risk for the shareholder initiating the transactions and for other shareholders.  Shareholders who participate in this short-term trading philosophy run the risk of realizing substantial losses from ill-timed transactions, forfeiting the opportunity to participate in long-term market trends, and losing the benefit of favorable taxation on long-term investment holdings.  Active trading of this sort undermines the long-term investment philosophy of the Fund.  Other shareholders can experience lower investment returns if active trading creates higher portfolio turnover, thus generating short-term gains and losses that must be distributed as Fund dividends.

The Board of Directors has adopted a policy to deter excessive trading by Fund shareholders.  The Board will review any account that generates more than three buy/sell transactions in a quarter, or redeems substantially all of the holdings in an account within 30 days of purchase. The Board also reserves the right to reject any investment in the Fund if it is deemed that the size of the purchase or expected duration may adversely impact existing shareholders.  The board will proactively seek to close the accounts of shareholders when they are deemed to be disruptive to the long-term investment goals of the Funds.

Other Information You Should Know

In addition to the rights expressly stated elsewhere in this prospectus, Manor Investment Funds, Inc. reserves the right, without notice, to (1) alter, add, or discontinue any conditions of purchase (including eligibility requirements), redemption, exchange, conversion, service, or privilege at any time; (2) accept initial purchases by telephone; (3) freeze any account and/or suspend account services if Manor Investment Funds has received reasonable notice of a dispute regarding the assets in an account, including notice of a dispute between the registered or beneficial account owners, or if we reasonably believe a fraudulent transaction may occur or has occurred; (4) temporarily freeze any account and/or suspend account services upon initial notification to Manor Investment Funds of the death of the shareholder until Manor Investment Funds receives required documentation in good order; (5) alter, impose, discontinue, or waive any redemption fee, account service fee, or other fees charged to a group of shareholders; and (6) redeem an account or suspend account privileges, without the owner’s permission to do so, in cases of threatening conduct or activity Manor Investment Funds believes to be suspicious, fraudulent, or illegal. Changes may affect any or all investors. These actions will be taken when, at the sole discretion of Manor Investment Funds management, we reasonably believe they are deemed to be in the best interest of a fund.

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FUND AND ACCOUNT UPDATES

Confirmation Statements

We will send a confirmation of your trade date and the amount of your transaction when you buy, sell, or exchange shares.  We will not send confirmations reflecting only the reinvestment of dividend or capital gains distributions.  Promptly review each confirmation statement that we provide to you by mail and contact us if you have any questions about the transaction, or we will consider the transaction properly processed.

Account Statements

We will send quarterly account statements to help you keep track of your accounts throughout the year. Each statement shows the market value of your account at the close of the statement period, as well as all distributions, purchases, redemptions, exchanges, and transfers for the current calendar year. Promptly review each summary that we provide and contact us if you have any questions about any transaction reflected on the summary, or we will consider the transaction properly processed.

Tax Statements

For most accounts, we will send annual tax statements to assist you in preparing your income tax returns. These statements, which are generally mailed in January, will report the previous year’s dividends, capital gains distributions, proceeds from the sale of shares from taxable accounts, and distributions from IRAs and other retirement plans.

Annual and Semiannual Reports

We will send financial reports about each of the Manor Funds twice a year. These comprehensive reports include overviews of the financial markets and provide the following specific Fund information: Performance assessments and comparisons with industry benchmarks, Reports from the advisors, and Financial statements with listings of Fund holdings.

CONTACTING MANOR INVESTMENT FUNDS

You can contact Manor Investment Funds in writing at 8000 Town Centre Drive, Suite 400, Broadview Heights, OH  44147, or by calling the Fund at 800-663-4851.

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GLOSSARY OF INVESTMENT TERMS

Capital Gains Distribution: Payment to mutual fund shareholders of gains realized on securities that a fund has sold at a profit, minus any realized losses.

Cash Investments: Cash deposits, short-term bank deposits, and money market instruments that include U.S. Treasury bills and notes, bank certificates of deposit (CD’s), repurchase agreements, commercial paper, and banker’s acceptances.

Common Stock: A security representing ownership rights in a corporation.  A stockholder is entitled to share in the profits of the company, some of which may be paid out as dividends.

Dividend Distribution: Payment to mutual fund shareholders of income from interest or dividends generated by the investment securities in the portfolio of the Fund,

Expense Ratio: The percentage of the average net assets of the Fund used to pay operating expenses during a fiscal year.  The expense ratio includes management expenses, such as advisory fees, account maintenance, reporting, accounting, legal, and other administrative expenses, and any 12b-1 distribution fees.  It does not include the transaction costs of buying and selling portfolio securities.

Inception Date: The date on which the assets of a fund (or one of the share classes) are first invested in accordance with the investment objective of the fund.  For funds with a subscription period, the inception date is the day after that period ends.  Investment performance is measured from the inception date.

Market Capitalization: An indicator of the size of a company in which a fund invests.

Mutual Fund: An investment company that pools the money of many people and invests it in a variety of securities in an effort to achieve a specific objective over time.

Principal: The face value of a debt instrument or the amount of money put into an investment.

Securities: Stocks, bonds, money market instruments, and other investment vehicles.

Total Return: A percentage change, over a specified time period, in the net asset value of a mutual fund, assuming the reinvestment of all distributions of dividends and capital gains.

Volatility: The fluctuations in value of a mutual fund or other security.  The greater the volatility of a fund, the wider the fluctuations in its returns.

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PART B

STATEMENT OF ADDITIONAL INFORMATION

February 28, 2010

Manor Investment Funds, Inc.

8000 Town Centre Drive, Suite 400

Broadview Heights, OH  44147

     800-663-4851

This Statement of Additional Information is not a Prospectus, and should be read in conjunction with the Fund’s current Prospectus (dated 2/28/2010). To obtain the Prospectus, please write the Fund or call the telephone number shown above.

TABLE OF CONTENTS

Fund History	1
Description of the Fund and its Investments & Risks	1
Management of the Fund	6
Control Persons and Principal Holders of Securities	7
Investment Advisory and Other Services	7
Portfolio Manager	8
Brokerage Allocation and Other Practices	8
Capital Stock and Other Securities	8
Purchase, Redemption and Pricing of Shares	8
Code of Ethics	10
Legal Proceedings	10
Proxy Voting	10
Independent Registered Public Accounting Firm	11
Taxation of the Fund	11
Reports to Shareholders	11
Retirement Accounts	12
Transfer Agent	12
Underwriters	12
Custodian	12
Calculation of Performance Data	12
Independent Registered Public Accounting Firm	15

No person has been authorized to give any information or to make any representations other than those contained in this Statement of Additional Information and the Prospectus dated 2/28/2010 and, if given or made, such information or representations may not be relied upon as having been authorized by Manor Investment Funds, Inc.

This Statement of Additional Information does not constitute an offer to sell securities.

Information incorporated by reference into this Statement of Additional Information is available in reports to shareholders.  These reports are available, without charge, by calling the offices of the Fund at 800-663-4851, or on the website of the Fund at www.manorfunds.com.

FUND HISTORY

Manor Investment Funds, Inc. (the “Fund”) is an open-end management investment company.  The Fund was incorporated in Pennsylvania on September 13, 1995.  The Fund’s registered office is 15 Chester Commons, Malvern, PA  19355.  The company currently issues shares in three series, which we call “Funds”.  Each series has distinct investment objectives and policies, and a shareholder’s interest is limited to the series in which he or she owns shares.  The series are the Manor Fund, Growth Fund, and Bond Fund.  Each is a “no-load” Fund, and there are no sales or 12b-1 charges.

DESCRIPTION OF THE FUNDS AND ITS INVESTMENTS AND RISKS

The mutual funds offered are the Manor Fund, Growth Fund, and Bond Fund.  Each of the Funds is a no-load mutual fund.  There is no commission or charge when shares are purchased, and no 12b-1 charges.  The Funds are series of Manor Investment Funds, Inc., and each Fund is a separate portfolio of securities and other assets, with its own investment objective and policies.  Morris Capital Advisors, LLC provides investment advisory and administrative services to the Funds.

Investment Objectives

The Manor Fund seeks long-term capital appreciation and a moderate level of income.

The Growth Fund seeks long-term capital appreciation.

The Bond Fund seeks to provide current income.

Principal Investment Strategies

The Manor Fund invests primarily in the common stock of large corporations with an average market capitalization generally greater than $50 billion.  The Fund may also invest in the preferred stock or the corporate fixed income securities of these companies that are convertible into common stock. The primary consideration in the selection of stock investments for the Manor Fund is the current price of the shares relative to the earnings and potential growth of earnings for each company.  The Manor Fund generally invests in companies with growing earnings and dividends, a high level of free cash flow available to finance growth or repurchase outstanding shares, and a strong financial structure to support future growth.  The portfolio manager uses growth and earnings information from industry sources and applies his own proprietary analysis to project future valuations.  The portfolio manager invests in companies that he believes have the opportunity to double in value over five years based on their current price relative to future cash flows and the underlying value of the firm’s assets.

Under normal market conditions, the Manor Fund should be fully invested.  To the extent that investments meeting a Fund’s criteria for investment are not available, or when the Advisor considers a temporary defensive posture advisable, the Fund may take positions that are inconsistent with the Fund’s principal investment strategies including investing  without limitation in high-quality corporate debt obligations of U.S. companies, U.S. government and agency obligations, or money market instruments.  Such investments may prevent the Fund from achieving its investment objective.

The Manor Fund generally holds individual investments for three to five years.  The Fund will not borrow or invest in foreign securities, and no more than 5% of the Fund’s net assets will be invested in companies that do not have three years of continuous operations. The Fund may also invest in exchange traded securities that track the value of an underlying basket of securities such as the S&P 500 Index.

In seeking to achieve its investment objective, the Manor Fund ordinarily invests on a long-term basis.  Occasionally, securities may be sold within 12 months of purchase if circumstances of a particular company, industry, or the general market should change.  The Fund does not propose to purchase securities for short term trading in the ordinary course of operations.  Accordingly, it is expected that the annual turnover rate will not exceed 50%.  There may be times when the portfolio manager deems it advisable to substantially alter the composition of the portfolio, in which event, the portfolio turnover rate might substantially exceed 50%; this would only result from special circumstances and not from the Fund’s normal operations.

The Growth Fund invests primarily in the common stock of large corporations with an average market capitalization generally greater than $7.5 billion. The Growth Fund generally invests in companies that have strong growth in earnings or revenues, the potential to maintain above average growth, and a reasonable valuation relative to the growth potential.  The Growth Fund generally invests in companies with a high level of free cash flow available to finance growth or repurchase outstanding shares, and products or services that provide a comparative advantage over competitors. The portfolio manager uses growth and earnings information from industry sources and applies his own proprietary analysis to project future valuations.  The portfolio manager invests in companies that he believes have the opportunity to more than double in value over five years based on their current price relative to future cash flows and the underlying value of the firm’s assets.

Under normal market conditions, the Growth Fund should be fully invested.  To the extent that investments meeting a Fund’s criteria for investment are not available, or when the Advisor considers a temporary defensive posture advisable, the Fund may take positions that are inconsistent with the Fund’s principal investment strategies including investing  without limitation in high-quality corporate debt obligations of U.S. companies, U.S. government and agency obligations, or money market instruments.  Such investments may prevent the Fund from achieving its investment objective.

The Growth Fund generally holds individual investments for three to five years.  The Fund will not borrow or invest in foreign securities, and no more than 5% of the Fund’s net assets will be invested in companies that do not have three years of continuous operations. The Fund may also invest in exchange traded securities that track the value of an underlying basket of securities such as the S&P 500 Index.

In seeking to achieve its investment objective, the Growth Fund ordinarily invests on a long-term basis.  Occasionally, securities may be sold within 12 months of purchase if circumstances of a particular company, industry, or the general market should change.  The Fund does not propose to purchase securities for short term trading in the ordinary course of operations.  Accordingly, it is expected that the annual turnover rate will not exceed 50%.  There may be times when the portfolio manager deems it advisable to substantially alter the composition of the portfolio, in which event, the portfolio turnover rate might substantially exceed 50%; this would only result from special circumstances and not from the Fund’s normal operations.

The Bond Fund invests primarily in income producing securities issued by the U.S. Government or Agencies of the U.S. Government, such as U.S. Treasury bills, notes and bonds, or securities issued by GNMA, FNMA and FHLB.  The Bond Fund generally maintains an average maturity of three to seven years, depending upon the interest rate and economic environment.  The Bond Fund generally maintains an overall credit rating of A or better for portfolio securities, as measured by Moodys or S&P.  The Fund may also invest in short term securities issued at a discount to face value such as    U.S. Treasury bills.  Zero coupon securities with maturities greater than one year will not generally comprise more than 10% of the portfolio.

The Bond Fund will generally hold investments to maturity; however, positions may be liquidated to shift the interest rate sensitivity of the portfolio in response to changing market and economic conditions.  The portfolio manager will actively manage the average maturity of the portfolio by reducing the maturity of portfolio securities in anticipation of rising interest rate environments and extending the maturity of portfolio securities in anticipation of falling interest rate environments.  The Fund may also invest up to 35% of the portfolio in corporate debt instruments.

Principal Risks

An investor could lose money by investing in the Funds.  The Funds are intended for long-term investors who can accept fluctuations in value and other risks associated with seeking the investment objectives of each Fund.

Risks in the Manor Fund include:

•

the possibility of a general decline in the stock market,

•

the possibility that a shift in economic conditions will adversely impact large corporations,

•

or that the Fund manager will be unsuccessful in identifying attractive investments.

Risks in the Growth Fund include:

•

the possibility of a general decline in the stock market,

•

the possibility that a shift in economic conditions will adversely impact companies with strong growth rates,

•

or that the Fund manager will be unsuccessful in identifying attractive investments.

Risks in the Bond Fund include:

•

the possibility that a rise in interest rates or inflation expectations will result in a decline in the value of portfolio investments,

•

or that the portfolio manager will be unsuccessful in structuring the portfolio to take advantage of shifts in the interest rate markets.

In addition to the risks outlined above, each Fund carries the risk that Daniel A. Morris, the portfolio manager will be unable to perform his duties due to death or disability.

Related Risks

In addition to the risks associated with the investment strategy for any particular Fund an investor is subject to risk from general market fluctuations, interest rate shifts, credit risk, and the effect of inflation.

Market Risk

In the event of a general market decline, the value of the Funds could decline even if the manager has moved to a defensive position.  The values of investments may change, and possibly decrease, perhaps severely, in response to fluctuations in the stock market generally.

Interest Rate Risk

If interest rates increase the value of portfolio investments could decline as the market adjusts to the reduced demand for stock and long term bond investments.  The potential for fluctuations in bond prices is primarily due to changes in interest rates.  Bonds with longer maturities have greater interest rate risk than bonds of shorter maturities.

Credit Risk

Credit risk could impact the value of specific stock or bond investments, or an entire industry sector, if investors become concerned abut the ability of creditors to continue debt service on an ongoing basis.  Credit risk is the chance that the issuer of a bond will default on its promise to pay interest and or principal at maturity.  Credit ratings are an attempt to assess this risk.  Generally, the lower a bond’s credit rating the higher the interest the bond must pay to attract investors and compensate them for taking additional risk.

Inflation Risk

Inflation is the impact of rising prices over time.  It has the effect of reducing the future value of financial assets due to decreased purchasing power.  For an investor to be better off, such investor’s portfolio must increase in value faster than the rate of inflation.  Inflation, and investors’ expectation of future inflation, also effects the current value of portfolio investments.  If investors expect inflation to rise in the future they will demand a higher return to compensate for the increase.  This will force the price of fixed income securities lower, raising yields.  The increase in yields will increase the financing costs for companies, thereby reducing earnings.  The reduction in earnings could then lead to lower stock prices.

Other Strategies

Under normal market conditions, each Fund should be fully invested in the types of securities described above.  Within the limitations described in the prospectus, the percentages of Fund assets invested will vary in accordance with the judgment of the Advisor.  To the extent that investments meeting a Fund’s criteria for investment are not available, or when the Advisor considers a temporary defensive posture advisable, the Fund may invest without limitation in high-quality corporate debt obligations of U.S. companies, U.S. government and agency obligations, or money market instruments.

In seeking to achieve its investment objective, each Fund ordinarily invests on a long-term basis.  Occasionally, securities purchased on a long-term basis may be sold within 12 months of purchase if circumstances of a particular company, industry, or the general market should change.

Portfolio Turnover Policy

The Fund does not propose to purchase securities for short term trading in the ordinary course of operations.  Accordingly, it is expected that the annual turnover rate will not exceed 50%, as computed by dividing the lesser of the Fund’s total purchases or sales of securities within the period by the average monthly portfolio value of the Fund during such period.  There may be times when management deems it advisable to substantially alter the composition of the portfolio, in which event, the portfolio turnover rate might substantially exceed 50%; this would only result from special circumstances and not from the Fund’s normal operations.

Disclosure of Portfolio Holdings

The Fund regularly publishes a list of portfolio holdings for the benefit of all shareholders and prospective shareholders.  A current list of portfolio holdings with respective market values are published in the Fund report mailed with shareholder statements at the end of each quarter.  This report is also filed with the SEC as Form N-Q and is available on the SEC website at www.sec.gov.  A current list of portfolio securities is also supplied to mutual fund analytical services such as Morningstar and Lipper Analytical on a monthly basis.

A printed quarterly report disclosing complete portfolio holdings, Fund performance compared to broad market indices, and a discussion of Fund performance are generally mailed to shareholders of the Fund within 15 days of the end of each quarter, in conjunction with their shareholder statement.  The report is also posted to the website of the Fund within 10 days of the mailing to shareholders.  This report is also filed with the Securities and Exchange Commission as Form N-Q within 10 days of mailing to shareholders.  Distribution to institutional investors, intermediaries that distribute shares of the Fund, third-party services providers, and rating and ranking organizations is made in conjunction with the filing of the information on the website of the Fund.

The Fund does not currently place any restrictions on the use of portfolio information that is disclosed to shareholders or published on the website of the Fund.  The Fund and the investment adviser to the Fund do not receive any compensation in conjunction with the disclosure of information on portfolio securities.  The Fund does not have any agreements to maintain assets in any account in the Fund or with the investment adviser as compensation for the disclosure of portfolio holdings of the Fund.

The President and Secretary of the Fund are the only people authorized to disclose portfolio holdings information or to direct the distribution of portfolio holdings information.  The President and Secretary of the Fund will, at all times, consider the best interests of Fund shareholders when authorizing distribution of information regarding portfolio securities.  The Board of Directors will monitor the disclosure of the portfolio holdings of the Fund to insure compliance with reporting requirements and to protect the best interests of shareholders.

Policies

The By-Laws of the Fund provide the following Fundamental investment restrictions; the Fund may not, except by the approval of a majority of the outstanding shares:

(a) Act as underwriter for securities of other issuers except insofar as the Fund may be deemed an underwriter in disposing of its own portfolio.

(b) Issue senior securities, borrow money, or purchase securities on margin, but may obtain such short term credit as may be necessary for clearance of purchases and sales of securities for temporary or emergency purposes in an amount not exceeding 5% of the value of its total assets.

(c) Sell securities short.

(d) Invest in securities of other investment companies except as part of a merger, consolidation, or purchase of assets approved by the Fund’s shareholders or by purchases with no more that 10% of the Fund’s assets in the open market involving only customary brokers commissions.

(e) Invest more that 25% of its assets at the time of purchase in any one industry.

(f) Make investments in commodities, commodity contracts or real estate although the Fund may purchase and sell securities of companies which deal in real estate or interests therein.

(g) Make loans.  The purchase of a portion of a readily marketable issue of publicly distributed bonds, debentures or other debt securities will not be considered the making of a loan.

(h) Acquire more than 10% of the securities of any class of another issuer, treating all preferred securities of an issuer as a single class and all debt securities as a single class, or acquire more than 10% of the voting securities of another issuer.

(i) Invest in companies for the purpose of acquiring control.

(j) Purchase or retain securities of any issuer if the Officers and Directors of the Fund or its Investment Adviser owning individually more than 1/2 of 1% of any class of security, collectively own more than 5% of such class of securities of such issuer.

(k) Pledge, mortgage or hypothecate any of its assets.

(l) Invest in securities which may be subject to registration under the Securities Act of 1933 prior to sale to the public or which are not at the time of purchase able to be sold to the public.

(m) Invest more than 5% of the total Fund assets, taken at market value at the time of purchase, in securities of companies with less than three years’ continuous operation, including the operations of any predecessor.

MANAGEMENT OF THE FUND

The Officers and Directors of the Fund have agreed to serve without compensation, their addresses, principal occupations during the past five years, and ownership of the Fund are:

                                             Principal Occupation               Fund Shares      Percent                Other

Name                         Age    Past Five Years                 Owned 12/31/08     of Class   Directorships

------------------------  ------   ------------------------------  ---------------------   -----------   ----------------

Bruce Laverty            51      Attorney                                   $       1,154         0.01%            None

Director                                West Chester, PA

Since 1995, 1-year term

James Klucar              68      Nuclear Engineer                    $    840,245      10.46%            None

Director                                Spring City, PA

Since 2004, 1-year term

John Mc Ginn            64       Real Estate Consultant            $     43,586        0.54%             None

Director                                 West Chester, PA

Since 2004, 1-year term

Fred Myers                61        CPA                                        $   167,984        2.09%             None

Director                                 West Chester, PA

Since 1995, 1-year term

Edward Szkudlapski  53       Marketing Cons.                     $   153,691         1.91%             None

Director                                 Glen Mills, PA

Since 1998, 1-year term

Alan Weintraub        54        Systems Consultant                $   131,093         1.63%             None

Director                                West Chester, PA

Since 1995, 1-year term

Howard Weisz          63       Management Consultant         $      - 0  -           0.00%              None

Director                                West Chester, PA

Since 2004, 1-year term

Daniel A. Morris      55       Investment Manager               $    209,378        2.61%              None

Interested Director              West Chester, PA

Since 1995, 1-year term

John R.Giles             54       Marketing Director                 $      - 0  -           0.00%              None

Interested Director               Avondale, Pa

Since 2005, 1-year term

The Board of Directors supervises the operation of the Fund in accordance with its stated objectives, policies, and investment restrictions.  The Board appoints the officers to run the Fund and selects an Investment Adviser to provide investment advice.  The Board meets four times a year to review the progress and status of each Fund.  In addition, a non-interested Director performs an independent review whenever requested by the Board.

The Board has established a separate Audit Committee, chaired by Fred Myers, to monitor the finances of the Fund and review the annual audit of the Fund prepared by the independent registered public accounting firm of Sanville & Company.  The Audit Committee meets four times annually, in conjunction with the general meetings of the Board of Directors.

CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

As of December 31, 2008, Daniel A. Morris (15 Chester Commons, Malvern, PA 19355) owned or beneficially owned 2.6% of the value of Fund shares, outstanding.  As of December 31, 2008, four other shareholders owned or beneficially owned more than 5% of the value of the Fund shares outstanding.  James & Irene Klucar, David & Christine Kahn, Susan Zoog Kusma, and Pershing LLC owned or beneficially owned 10.5%, 9.6%, 8.1%, and 5.5%, respectively, of the value of the Fund shares outstanding.  The Officers and Directors owned or beneficially owned as a group 19.3% of the value of the Fund shares outstanding.  Other than the foregoing, the Fund was not aware of any person who, as of December 31, 2008, owned or beneficially owned more than 5% of the value of the Fund shares outstanding.

Advisory fees paid to the current advisor during the last three years are as follows:

                                Year          Advisory Fee        Amount Waived          Net Advisory Fee

                                2006           $    86,496                   $  1,769                         $   84,727

                                2007               104,159                       8,787                              95,372

                                2008                 91,696                     50,601                              41,095

INVESTMENT ADVISORY AND OTHER SERVICES

Morris Capital Advisors, LLC, 15 Chester Commons Street, Malvern, PA, a limited liability company registered in Pennsylvania, acts as sole Investment Adviser to the Fund.  Mr. Daniel A. Morris is the majority owner of the outstanding interest in the Investment Adviser and is also President of the Fund.  Mr. Morris has been a shareholder, executive officer and portfolio manager for investment advisers to mutual Funds and other investors since 1981.

On September 18, 1995 the shareholders of the Fund approved a management and advisory contract with Morris Capital Advisors, Inc., predeccessor to Morris Capital Advisors, LLC, to act as Investment Adviser of the Fund, which was unanimously approved by the Board of Directors.  This agreement will continue on a year to year basis provided that approval is voted at least annually by a majority of the Directors of the Fund who are neither parties to the agreement nor interested persons as defined in the Investment Company Act of 1940.

Under the agreement, the Investment Adviser will direct the purchase or sale of investment securities in accordance with the stated objectives of the Fund, under the review of the Directors of the Fund.    The Agreement may be terminated at any time, without the payment of any penalty, by the Board of Directors or by vote of a majority of the outstanding voting securities of the Fund on not more than 60 days’ written notice to the Investment Adviser. In the event of its assignment, the Agreement will automatically terminate.    For these services the Fund has agreed to pay to a fee of 1% per year on the net assets of the Manor Fund and the Growth Fund, and 0.5% for the Bond Fund.  This rate of the advisory fee is generally higher than that paid by most mutual funds.  All fees are computed on the average daily closing net asset value of each Fund and are payable monthly.  The Investment Adviser will forego all or a portion of its fees in order to limit the total expenses of the Manor Fund and the Growth Fund to no more than 1.5% of average assets, and the Bond Fund to no more than 1.0% of average assets.  A discussion regarding the basis of the Board of Directors approving any investment advisory contract of the Fund is available in the most recent semi-annual report of the Fund.

Pursuant to its contract with the Fund, the Investment Adviser is required to render research, statistical, and advisory services to the Fund; and to make specific recommendations based on the Fund’s investment requirements.  Fees of the custodian, registrar, and transfer agent shall be paid by the Fund.  The Fund pays all other expenses, including fees and expenses of Directors not affiliated with the Adviser, if any; legal and accounting fees; interest, taxes, and brokerage commissions, record keeping and the expense of operating its offices.  The Investment Adviser has paid the initial organizational costs of the Fund and will reimburse the Fund for any and all losses incurred because of rescinded purchases.

PORTFOLIO MANAGER

Daniel A. Morris is portfolio manager for each of the Fund series of Manor Investment Funds, Inc.  In addition, Mr. Morris manages separate accounts for individual and institutional clients.  As of the most recent fiscal year end of the Fund, Mr. Morris managed 20 accounts in the Large-cap Core strategy including the Manor Fund, 42 accounts in the Large-cap Growth strategy including the Growth Fund, 7 accounts in fixed income strategies including the Bond Fund, and 49 accounts in a Small-cap Growth strategy which is not offered in a fund series.  The separate accounts and each Fund are managed together within each investment strategy with the goal of minimizing performance dispersion among the accounts of each strategy.  Mr. Morris receives salary and profit sharing from Morris Capital Advisors, LLC, adviser to the Fund, for investment advisory services.  His compensation is based on a fixed amount and is not related to the performance in any single account or group of accounts.  Mr. Morris owns equity securities in the Fund in excess of $200,000.

BROKERAGE ALLOCATION AND OTHER PRACTICES

The Fund requires all brokers to effect transactions in portfolio securities in such a manner as to get prompt execution of the orders at the most favorable price.  Where consistent with best price and execution and in light of its limited resources, the Fund will deal with primary market makers in placing over-the-counter portfolio orders.

The Fund places all orders for purchase and sale of its portfolio securities through the Fund President who is answerable to the Fund Board of Directors.  He may select brokers who, in addition to meeting the primary requirements of execution and price, have furnished statistical or other factual information and services, which, in the opinion of management, are helpful or necessary to the Fund’s normal operations.  Those services may include economic studies, industry studies, security analysis and reports, sales literature and statistical services furnished either directly to the Fund or to the Adviser.  No effort is made in any given circumstance to determine the value of these materials or services or the amount by which they might have reduced expenses of the Adviser.

Brokerage commissions for the year ended December 31, 2008, 2007, and 2006 were $1,478, $2,861, and $2,281, respectively.  Other than set forth above, the Fund has no fixed policy, formula, method or criteria, which it uses in allocating brokerage business to brokers furnishing materials and services.  The Board of Directors evaluates and reviews the reasonableness of brokerage commissions paid semiannually.

CAPITAL STOCK AND OTHER SECURITIES

The authorized capitalization of the Fund is 10,000,000 shares of common stock of $.001 par value per share.  Each Fund share has equal dividend, distribution and liquidation rights of that Fund.

Voting Rights

Each holder of common stock has one vote for each share held.  Voting rights are non-cumulative, which means that the holders of a majority of shares of common stock can elect all the Directors of the Fund if they so choose, and the holders of the remaining shares will not be able to elect any person as a Director.  Issues specific to a particular Fund are voted only by shareholders of that Fund.

PURCHASE, REDEMPTION AND PRICING OF SHARES

Purchasing Shares

The offering price of shares is the net asset value per share next determined after receipt of the purchase order by the Fund and is computed in the manner described under the caption “PRICING OF SHARES” in the Prospectus.  The Fund reserves the right at its sole discretion to terminate the offering of its shares made by this Prospectus at any time and to reject purchase applications when, in the judgment of the management such termination or rejection is in the best interests of the Fund.  The Fund will maintain an account for each shareholder.

Initial purchase of shares of the Fund must be made by application to the Fund.  To purchase shares mail a check payable to Manor Investment Funds, Inc., complete the application form included in the Prospectus, and mail to mutual Shareholder Services, LLC, 8000 Town Centre Drive, Suite 400, Broadview Heights, OH  44147.  For additional information contact the Fund at 800-663-4851.  Subsequent purchases may be made by mail or in person.  Shareholders may also authorize the Fund to automatically debit their bank account to purchase shares by completing the necessary information on their account application.  Shareholders may also purchase shares of any Fund by directing a transfer from another Fund by telephone.  Shares can also be purchased by automatic payroll deduction, or by automatic deduction from an account that you specify.

Anti-Money Laundering Regulations

As part of the legal responsibility of the Fund to fight the funding of terrorism and money laundering activities, the Fund requires a detailed verification of the identity of a shareholder and individuals with authority or control over accounts opened by entities such as corporations, partnerships or trusts.  When you open an account the Fund will request such information as is necessary to verify your identity as a shareholder, as well as the identities of any individuals with authority or control over accounts being opened by entities.  The information requested includes name, address, date of birth, and U.S. taxpayer identification number.  Please make sure to provide all this required information.  Incomplete information will delay your investment.  The Fund will not process your investment until all required information has been provided.  You will receive the NAV of each Fund in which you invest on the date that all required information has been provided.  The Fund will hold your investment check until all required information has been received.  Investment money received by bank wire will also be held.  If the application is not complete, representatives of the Fund will attempt to collect any missing information by contacting you directly.

If the application is complete, the Fund will process the investment and will verify your identity.  The Fund may request additional information or documents, if needed, to verify an identity.  If the Fund cannot verify your information, the account will be closed and you will receive proceeds based on the next calculated NAV of the Fund in which you invested.  If the Fund deems it necessary, and upon written notice to you, the payment of redemption proceeds to you may be suspended to comply with the anti-money laundering regulations applicable to the Fund.  The Fund will share the identity of its shareholders with federal regulators if required to do so by law and may report a failure to verify a shareholder’s identity with federal authorities in accordance with applicable law.

Dividends and Distributions

The Fund will automatically retain and reinvest dividends and capital gain distributions and purchase additional shares for the shareholder at net asset value as of the close of business on the distribution date. A shareholder may at any time by letter or forms supplied by the Fund direct the Fund to pay dividend and/or capital gains distributions, if any, to such shareholder in cash.

Redemptions

The Fund will redeem all or any portion of the total amount of the shares of any shareholder upon request in writing or by phone.  Proper endorsements guaranteed either by a national bank or a member firm of the New York Stock Exchange may be required for requests in writing.  Redemptions and transfers between Funds can also be initiated by telephone instructions or in writing.

Shares are redeemed at the net asset value per share next determined after notice is received by the Fund.  The proceeds received by the shareholder may be more or less than the cost of such shares, depending upon the net asset value per share at the time of redemption; the difference should be treated by the shareholder as a capital gain or loss, as the case may be, for federal income tax purposes.

Payment by the Fund will ordinarily be made by check or by automated clearing house transfer within seven days after tender.  The Fund may suspend the right of redemption or postpone the date of payment if: The New York Stock Exchange is closed for other than customary weekend or holiday closings, or when trading on the New York Stock Exchange is restricted as determined by the Securities and Exchange Commission, or when the Securities and Exchange Commission has determined that an emergency exists, making disposal of Fund securities or valuation of net assets not reasonably practicable.

To redeem shares send your written request to Manor Investment Funds, 8000 Town Centre Drive, Suite 400, Broadview Heights, OH  44147, or call the Fund at 800-663-4851 to request a redemption by phone.

Frequent Purchases and Redemptions

Frequent purchase and redemption transactions of the Fund, sometimes referred to as “market timing,” create risk for the shareholder initiating the transactions and for the other shareholders.  Shareholders who participate in this short-term trading philosophy run the risk of realizing substantial losses from ill-timed transactions, forfeiting the opportunity to participate in long-term market trends, and losing the benefit of favorable taxation on long-term investment holdings.  Active trading of this sort undermines the long-term investment philosophy of the Fund.  Other shareholders can experience lower investment returns if active trading creates higher portfolio turnover, generates short-term gains and losses that must be distributed as Fund dividends.

The Fund, as a matter of policy, will discourage excessive trading by Fund shareholders and will proactively seek to close the accounts of shareholders when they are deemed to be disruptive to the long-term investment goals of the Fund.

Pricing of Shares

The net asset value for the shares of each Fund are determined as of the close of trading on the New York Stock Exchange on each business day the Exchange is open (presently 4:00 p.m.).  The net asset value is not calculated if the New York Stock Exchange is closed for trading.  The price is determined by dividing the value of its securities, plus any cash and other assets less all liabilities, by the number of shares outstanding.  The market value of securities listed on a national exchange is determined to be the last recent sales price on such exchange.  Listed securities that have not recently traded and over-the-counter securities are valued at the last bid price in such market.  Short term paper (debt obligations that mature in less than 60 days) are valued at amortized cost which approximates market value.  Other assets are valued at fair value as determined in good faith by the Board of Directors.

Fair Value Pricing

The Board of Directors of the Fund has adopted guidelines for Fair Value Pricing, and has delegated to the Adviser the responsibility for determining fair value prices, subject to review by the Board of Directors.  Generally, Fair Value Pricing is used only when market prices are unavailable.

CODE OF ETHICS

The Fund and the Investment Adviser to the Fund have adopted a Code of Ethics under Rule 17j-1 of the Investment Company Act.  This Code of Ethics describes rules and regulations for applicable personnel regarding personal investments in securities held in the portfolios of the Funds.

LEGAL PROCEEDINGS

As of the date of this Statement of Additional Information, there were no pending or threatened litigation involving the Fund in any capacity whatsoever.

PROXY VOTING

The Adviser votes proxies on behalf of the Fund and the shareholders of the Fund.  The Adviser has a responsibility to vote those proxies in the best interest of the Fund and shareholders.  The Board of Directors of the Fund has delegated its authority to vote Fund proxies to the Adviser, subject to the proxy voting policies of the Fund.  The Adviser has the responsibility to vote all proxies on a timely basis.  Upon receipt of the proxy the Adviser will review the issues presented and make a decision to vote for, against or abstain on each of the issues presented in accordance with the proxy voting guidelines that it has adopted.  The Adviser will consider information from a variety of sources in evaluation the issues presented in the proxy.

When voting the proxy the Adviser considers if the management of the company is accountable to its Board of Directors and if the board is accountable to shareholders, and if the goals of management and the Board of Directors are consistent with the best interests of shareholders.

Actual voting records relating to portfolio securities are available on the website of the Fund at www.manorfunds.com, under Proxy Voting.  The Fund also reports proxy voting to the SEC on Form N-PX, available on the SEC website at www.sec.gov.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The Fund has retained Sanville & Company to serve as the independent registered public accounting firm for the Fund.  Sanville & Company is located at 1514 Old York Road, Abington, PA  19001.  Sanville & Company performs an annual audit of the financial statements of the Fund.  They also prepare tax returns for the Fund.

TAXATION OF THE FUND

The Fund will endeavor to qualify annually for and elect tax treatment applicable to a regulated investment company under Subchapter M of the Internal Revenue Code (the “Code”).  To qualify as a “regulated investment company” under Subchapter M, at least 90% of the Fund’s income must be derived from dividends, interest and gains form securities transactions, and no more than 50% of the Fund’s assets may be in security holdings of any issuer that exceed 5% of the total assets of the Fund at the time of purchase.  In the event that the Fund fails to qualify as a “regulated investment company” under Subchapter M, all of its taxable income will be subject to tax at regular corporate rates without any deductions for distributions to shareholders and its distributors (including capital gains distributions) out if its accumulated earnings and profits generally will be taxable as ordinary income dividends to its shareholders.

Distribution of any net long-term capital gains realized by the Fund will be taxable to the shareholder as long-term capital gains, regardless of the length of time Fund shares have been held by the investor.  All income realized by the Fund including short-term capital gains, will be taxable to the shareholder as ordinary income.  Dividends from net income will be made annually or more frequently at the discretion of the Board of Directors.  Dividends received shortly after purchase of shares by an investor will have the effect of reducing the per share net asset value of his shares by the amount of such dividends or distributions and, although in effect a return of capital, are subject to federal income taxes.

The Fund is required by Federal law to withhold 31% of reportable payments (which may include dividends, capital gains, distributions and redemptions) paid to shareholders who have not complied with IRS regulations.  In order to avoid this withholding requirement, you must certify on the application form supplied by the Fund that your Social Security or Taxpayer Identification Number provided is correct and that you are not currently subject to back-up withholding, or that you are exempt from back-up withholding.

REPORTS TO SHAREHOLDERS

The Fund sends shareholders quarterly reports showing the value of their account and a report showing the holdings in each Fund portfolio and the performance of each Fund.  Shareholders also receive annual reports containing certified financial statements and other periodic reports, at least semiannually, containing unaudited financial statements.

The Fund regularly publishes a list of portfolio holdings for the benefit of all shareholders and prospective shareholders.  A current list of portfolio holdings with respective market values are published in the Fund report mailed with shareholder statements at the end of each quarter.  This report is also filed with the SEC as Form N-Q, and is available on the SEC website.  A current list of portfolio securities is also supplied to mutual fund analytical services such as Morningstar and Lipper Analytical on a monthly basis.

RETIREMENT ACCOUNTS

The Fund maintains Individual Retirement Accounts that allow you to invest in a Regular IRA, Roth IRA or SIMPLE IRA on a tax deferred basis.  You may also “roll over” or transfer a lump sum distribution from a qualified pension or profit-sharing plan to your IRA, thereby postponing federal income tax on the distribution.  If your employer has a Simplified Employee Pension Plan (SEP), you may establish a Regular IRA with the Fund to which your employer may contribute, subject to special rules designed to avoid discrimination.

There is no charge to open and maintain an IRA account with the Funds.  The Board of Directors may change this policy if they deem it to be in the best interests of all shareholders.  All IRA’s may be revoked within 7 days of their establishment with no penalty. A Disclosure Statement describing the general provisions of the retirement account is provided for all prospective account holders, as required by U.S. Treasury Regulations.

TRANSFER AGENT

The transfer agent for the Fund is Mutual Shareholder Services, LLC, 8000 Town Centre Drive, Suite 400, Broadview Heights, OH  44147.

UNDERWRITERS

The Fund acts as its own underwriter.

CUSTODIAN

The Custodian for the Fund is US Bancorp, 425 Walnut Street, Cincinnati, OH 45202.  The custodian holds portfolio securities, collects income, and maintains records for all transactions in the investment accounts of the Funds.

CALCULATION OF PERFORMANCE DATA

Any total rate of return quotation for the Fund will be for a period of three or more months and will assume the reinvestment of all dividends and capital gains distributions which were made by the Fund during that period.  Any period total rate of return quotation of the Fund will be calculated by dividing the net change in value of a hypothetical shareholder account established by an initial payment of $1,000 at the beginning of the period by 1,000.  The net change in the value of a shareholder account is determined by subtracting $1,000 from the product obtained by multiplying the net asset value per share at the end of the period by the sum obtained by adding (A) the number of shares purchased at the beginning of the period plus (B) the number of shares purchased during the period with reinvested dividends and distributions.  Any average annual compounded total rate of return quotation of the Fund will be calculated by dividing the redeemable value at the end of the period (i.e., the product referred to in the preceding sentence) by $1,000.  A root equal to the period, measured in years, in question is then determined and 1 is subtracted from such root to determine the average annual compounded total rate of return.

The foregoing computation may also be expressed by the following formula:

P(1+T)^n = ERV

P = a hypothetical initial payment of $1,000

T = average annual total return

n = number of years

ERV = ending redeemable value of a hypothetical $1,000 payment made at the beginning of the stated periods at the end of the stated periods.

The Fund's total returns are based on the overall dollar or percentage change in value of a hypothetical investment in the Fund, assuming all dividends and distributions are reinvested.  Average annual total return reflects the hypothetical annually compounded return that would have produced the same cumulative total return if the Fund's performance had been constant over the entire period presented.  Because average annual total returns tend to smooth out variations in a Fund's returns, investors should recognize that they are not the same as actual year-by-year returns.  Average annual return is based on historical earnings and is not intended to indicate future performance.

For the purpose of quoting and comparing the performance of a Fund to that of other mutual funds and to other relevant market indices in advertisements, performance will be stated in terms of average annual total return.  Under regulations adopted by the Securities and Exchange Commission, the Fund's average annual total return quotations are calculated according to the formula below.

In calculating the ending redeemable value, all dividends and distributions by the Fund are assumed to have been reinvested at net asset value as described in the Prospectus on the reinvestment dates during the period.  Additionally, redemption of shares is assumed to occur at the end of each applicable time period.

Average Annual Total Return

                                            n

                                P(1+T)   =  ERV

                WHERE:

                P    = a hypothetical initial payment of $1,000

                T    = average annual total return

                n    = number of years

                ERV  = ending redeemable value of a hypothetical $1,000 payment made at the beginning of the 1-, 5-, or      10-year periods at the end of the 1-, 5-, or 10- year periods (or fractional portion).

After tax returns are calculated using historical highest federal tax rates and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on an individual investor's tax situation and may differ from those shown.  After tax returns are not relevant to investors who hold Fund shares through tax-deferred arrangements such as 401(k) plans or IRA's.  As with all mutual funds, past results are not an indication of future performance.

Average Annual Total Return (After Taxes on Distributions)

The average annual total return (after taxes on distributions) is computed by finding the average annual compounded rates of return over the periods that would equate the initial amount invested to the ending value, according to the following formula:

                                            n

                                P(1+T)      =     ATV

                                           D

                WHERE:

                P    = a hypothetical initial payment of $1,000

                T    = average annual total return(after taxes on distributions)

                n    = number of years

                ATV  = ending value of a hypothetical $1,000

                   D   payment made at the beginning of the 1-, 5-, or

                       10-year periods at the end of the 1-, 5-, or 10-

                       year periods (or fractional portion), after taxes on fund

                       distributions but not after taxes on redemption.

After tax returns are calculated using historical highest federal tax rates and do not reflect the impact of state and local taxes.  Actual after tax returns depend on an individual investor's tax situation and may differ from those shown.  After tax returns are not relevant to investors who hold Fund shares through tax-deferred arrangements such as 401(k) plans or IRA's.  As with all mutual Funds, past results are not an indication of future performance.

Average Annual Total Return (After Taxes on Distributions and Redemptions)

The average annual total return (after taxes on distributions and sale of Fund shares) is computed by finding the average annual compounded rates of return over the periods that would equate the initial amount invested to the ending value, according to the following formula:

                                            n

                                P(1+T)     =    ATV

                                           DR

                WHERE:

                P    = a hypothetical initial payment of $1,000

                T    = average annual total return (after taxes on

                       distributions and redemption)

                n    = number of years

                ATV  = ending value of a hypothetical $1,000

                   DR  payment made at the beginning of the 1-, 5-, or

                       10-year periods at the end of the 1-, 5-, or 10-

                       year periods (or fractional portion), after taxes on fund

                       distributions and redemption.

After tax returns are calculated using historical highest federal tax rates and do not reflect the impact of state and local taxes.  Actual after tax returns depend on an individual investor's tax situation and may differ from those shown.  After tax returns are not relevant to investors who hold Fund shares through tax-deferred arrangements such as 401(k) plans or IRA's.  As with all mutual funds, past results are not an indication of future performance.

From time to time, quotations of the Fund's performance may be included in advertisements, sales literature or reports to shareholders or prospective investors. The Fund may also compare its performance figures to the performance of unmanaged indices which may assume reinvestment of dividends or interest but generally do not reflect deductions for administrative and management costs. Examples include, but are not limited to, the Value Line Index, the Dow Jones Industrial Average, the Consumer Price Index, Standard & Poor's 500 Composite Price Index (the "S&P 500"), the various NASDAQ indices, and the Wilshire 5000. In addition, the Fund may compare its performance to the performance of broad groups of mutual Funds with similar investment goals, as tracked by independent organizations such as Investment Company Data, Inc., Lipper Analytical Services, Inc., CDA Investment Technologies, Inc., Morningstar, Inc., Ibbotsen Associates, Value Line Mutual Fund Survey, and other independent organizations. Also, the Fund may refer to its ratings and related analysis supporting the ratings from these or other independent organizations.

FINANCIAL STATEMENTS

The Financial Statements and Independent Registered Public Accounting Firm Report required to be included in the Statement of Additional Information are incorporated herein by reference to the Fund's Annual Report to Shareholders for the fiscal year ended December 31, 2008.  The Fund will provide the Annual Report without charge at written or telephone request.

FORM N-1A

PART C

OTHER INFORMATION

Item 23.   Exhibits

a)

Registrant’s Articles of Incorporation, Exhibit 1 to Registrant’s Registration Statement of Form N-1A is incorporated by reference pursuant to Rule 411 under the Securities Act of 1933.

b)

Registrant’s By-Laws; Exhibit 2 to Registrant’s Registration Statement of Form N-1A is incorporated by reference pursuant to Rule 411 under the Securities Act of 1933.

c)

Instruments Defining Rights of Security Holders; Exhibit 4 to Registrant’s Registration Statement of Form N-1A is incorporated by reference pursuant to Rule 411 under the Securities Act of 1933.

d)

Investment Advisory Contract; Exhibit 5 to Registrant’s Registration Statement of Form N-1A is incorporated by reference pursuant to Rule 411 under the Securities Act of 1933.

e)

Underwriting Agreements (None)

f)

Bonus or Profit Sharing Contracts (None)

g)

Custodian Agreement; Exhibit 8 to Registrant’s Registration Statement of Form N-1A is incorporated by reference pursuant to Rule 411 under the Securities Act of 1933.

h)

Other Material Contracts, Reimbursement Agreements with Officers and/or Directors; Exhibit 7 to Registrant’s Registration Statement of Form N-1A is incorporated by reference pursuant to Rule 411 under the Securities Act of 1933.

i)

Opinion of Counsel Concerning Fund Securities

j)

Consent of  Sanville & Company, CPA

k)

Omitted

l)

Initial Capital Agreements (None)

m)

Rule 12b-1 Plan (None)

n)

Rule 18f-3 Plan (None)

o)

Reserved (Not Applicable)

p)

Code of Ethics; Exhibit 99 CODE ETH to Registrant’s Form NCSR is incorporated by reference pursuant to Rule 411 under the Securities Act of 1933.

Item 24.   Persons Controlled or Under Common Control with the Fund

Mr. Daniel A. Morris is the controlling shareholder of the Investment Adviser and is also president of the Fund.  As of December 31, 2008 Mr. Morris and his wife Anne own 2.6% of the outstanding shares of the Fund.

Item 25.   Indemnification

The Fund does not currently provide members of the Board of Directors any insurance or indemnification against liability incurred in connection with their official capacity.  The registrant has been advised that, in the opinion of the Securities and Exchange Commission, indemnification for liability arising under the Securities Act of 1933 for directors, officers and controlling persons of the registrant is against public policy as expressed in the Act and is, therefore, unenforceable.  In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 26.   Business and other connections of the Investment Adviser

The activity of Morris Capital Advisors, LLC, at the present time is performance of the Investment Advisory Contract with the Manor Investment Funds and for individual and corporate clients on an individual account basis.

Item 27.   Principal Underwriter

The Fund acts as its own underwriter.

Item 28.   Location of Accounts & Records

Fund records are held in corporate headquarters at 15 Chester Commons, Malvern, PA 19355, and at the office of the Transfer Agent and account administrator, Mutual Shareholder Services, LLC, 8000 Town Centre Drive, Suite 400, Broadview Heights, OH, 44147.

Item 29.   Management Services

Not Applicable.

Item 30.   Undertakings

None

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, Manor Investment Funds, Inc. certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in Malvern, Pennsylvania, on the 28th day of February

                                                                                        Manor Investment Funds, Inc.

                                                                                        By: _________________________________

                                                                                                      Daniel A. Morris, President

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

/s/ Daniel A. Morris, President, Chief Executive Officer and Director

/s/ Bruce Laverty, Secretary and Director

/s/ John T. McGinn, Director

/s/ Fred Myers, Director

/s/ Alan Weintraub, Director

/s/ Edward Szkudlapski, Director

/s/ James Klucar, Director

/s/ Howard Weisz